Property and equipment, net (Tables)	12 Months Ended
Apr. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	As of April 30,
	2024	2025	2025
	S$	S$	US$
Production Equipment	571,691	742,860	569,030
Computer and Software	68,674	94,238	72,186
Furniture and Fittings	4,046	9,070	6,948
Office Equipment	6,688	6,689	5,124
Renovation	111,633	117,803	90,237
Construction in Progress	-	868	665
Total	762,732	971,528	744,190
Less: accumulated depreciation	(529,423)	(684,970)	(524,687)
Net book value	233,309	286,558	219,503